CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Sep. 30, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common shares, par value (in eur per share)	€ 0.01	€ 0.01
Common shares, shares outstanding (in shares)	1,351,332,628	1,353,831,958
Special voting shares, shares outstanding (in shares)	387,951,529	388,725,624
Treasury stock, shares (in shares)	13,067,568	10,568,238